Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of May 2012
Collection Period Start	1-May-12	Distribution Date	15-Jun-12
Collection Period End	30-May-12	30/360 Days	30
Beg. of Interest Period	15-May-12	Actual/360 Days	31
End of Interest Period	15-Jun-12

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		892,857,142.86	541,700,528.32	513,463,901.12	0.5750796
Total Securities		892,857,142.86	541,700,528.32	513,463,901.12	0.5750796
Class A-1 Notes	0.317300%	112,000,000.00	0.00	0.00	0.0000000
Class A-2 Notes	0.900000%	246,000,000.00	6,843,385.46	0.00	0.0000000
Class A-3 Notes	1.120000%	280,000,000.00	280,000,000.00	258,606,758.26	0.9235956
Class A-4 Notes	1.270000%	112,000,000.00	112,000,000.00	112,000,000.00	1.0000000
Certificates	0.000000%	142,857,142.86	142,857,142.86	142,857,142.86	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2 Notes	6,843,385.46	5,132.54	27.8186401	0.0208640
Class A-3 Notes	21,393,241.74	261,333.33	76.4044348	0.9333333
Class A-4 Notes	0.00	118,533.33	0.0000000	1.0583333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	28,236,627.20	384,999.20

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				7,138,956.45
Monthly Interest				3,192,924.99
Total Monthly Payments				10,331,881.44

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				275,038.00
Aggregate Sales Proceeds Advance				5,622,661.05
Total Advances				5,897,699.05

Vehicle Disposition Proceeds:
Reallocation Payments				8,277,060.55
Repurchase Payments				821,321.95
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				13,286,544.18
Excess Wear and Tear and Excess Mileage				80,723.50
Remaining Payoffs				0.00
Net Insurance Proceeds				329,337.46
Residual Value Surplus				392,119.58
Total Collections				39,416,687.71

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	5,769,263.55			350
Involuntary Repossession	179,299.00			9
Voluntary Repossession	134,612.00			8
Full Termination	2,177,536.00			103
Bankruptcy	16,350.00			1
Insurance Payoff		327,811.00		17
Customer Payoff			145,501.95	7
Grounding Dealer Payoff			10,095,625.96	504
Dealer Purchase			2,948,669.14	144
Total	8,277,060.55	327,811.00	13,189,797.05	1,143

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of May 2012

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	30,453	580,920,336.36	6.00%	541,700,528.32
Total Depreciation Received		(8,073,028.12)		(7,662,752.96)
Principal Amount of Gross Losses	(37)	(676,269.85)		(634,744.15)
Repurchase / Reallocation	(43)	(900,279.25)		(821,321.95)
Early Terminations	(128)	(2,425,464.78)		(2,227,760.64)
Scheduled Terminations	(920)	(18,300,772.06)		(16,890,047.50)
Pool Balance - End of Period	29,325	550,544,522.30	6.00000%	513,463,901.12

Remaining Pool Balance
Lease Payment				110,914,097.88
Residual Value				402,549,803.24
Total				513,463,901.12

III. DISTRIBUTIONS

Total Collections					39,416,687.71
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					39,416,687.71

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					281,418.31
3. Reimbursement of Sales Proceeds Advance					6,375,912.98
4. Servicing Fee:
Servicing Fee Due					451,417.11
Servicing Fee Paid					451,417.11
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					7,108,748.40

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					5,132.54

Class A-2 Notes Monthly Interest Paid					5,132.54
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					261,333.33

Class A-3 Notes Monthly Interest Paid					261,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of May 2012

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	118,533.33

Class A-4 Notes Monthly Interest Paid	118,533.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	384,999.20
Total Note and Certificate Monthly Interest Paid	384,999.20
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	31,922,940.11

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	28,236,627.20

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	28,236,627.20
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	3,686,312.91

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of May 2012

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,464,285.71
Required Reserve Account Amount		13,392,857.14
Beginning Reserve Account Balance		13,392,857.14
Additional Cash Infusion		0.00
Reinvestment Income for the Period
Reserve Fund Available for Distribution		13,392,857.14
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		3,686,312.91
Gross Reserve Account Balance		17,079,170.05
Remaining Available Collections Released to Seller		3,686,312.91
Total Ending Reserve Account Balance		13,392,857.14

V. POOL STATISTICS

Weighted Average Remaining Maturity		11.41
Monthly Prepayment Speed		73%
Lifetime Prepayment Speed		80%

	$	units
Recoveries of Defaulted and Casualty Receivables	760,366.12
Securitization Value of Defaulted Receivables and Casualty Receivables	634,744.15	37
Aggregate Defaulted and Casualty Gain (Loss)	125,621.97
Pool Balance at Beginning of Collection Period	541,700,528.32
Net Loss Ratio	0.0232%

Cumulative Net Losses for all Periods	0.1090%	973,032.10

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,535,649.23	144
61-90 Days Delinquent	633,295.62	32
91-120+ Days Delinquent	163,868.78	10
Total Delinquent Receivables:	3,332,813.63	186
60+ Days Delinquencies as Percentage of Receivables	0.15%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	7,946,799.55	453
Securitization Value	7,994,598.57
Aggregate Residual Gain (Loss)	(47,799.02)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	60,010,805.03	3,238
Cumulative Securitization Value	61,745,061.32
Cumulative Residual Gain (Loss)	(1,734,256.29)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		8,973,777.83
Reimbursement of Outstanding Advance		6,375,912.98
Additional Advances for current period		5,622,661.05
Ending Balance of Residual Advance		8,220,525.90

Beginning Balance of Payment Advance		652,086.51
Reimbursement of Outstanding Payment Advance		281,418.31
Additional Payment Advances for current period		275,038.00
Ending Balance of Payment Advance		645,706.20

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of May 2012

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No